Schedule of investments
Delaware Ivy VIP International Core Equity
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.57%
Australia − 1.81%
Newcrest Mining	499,882	$ 10,101,305
		10,101,305
Austria − 1.04%
Mondi	299,600	5,823,580
		5,823,580
Brazil − 3.30%
Banco do Brasil	827,114	6,010,889
MercadoLibre †	10,444	12,422,929
		18,433,818
Canada − 7.40%
Canada Goose Holdings *, †	325,237	8,563,490
Canadian Pacific Railway	126,464	10,437,592
Dollarama	164,277	9,316,674
Suncor Energy	398,719	12,980,733
		41,298,489
China − 2.54%
China International Capital H Shares #	511,200	1,130,118
Huazhu Group ADR	132,619	4,375,101
JD.com ADR *, †	149,451	8,648,730
		14,153,949
China/Hong Kong − 4.69%
AIA Group	604,992	6,317,257
Li Ning	1,022,500	8,682,413
Prosus †	108,539	5,853,275
ZTO Express Cayman ADR	213,472	5,336,800
		26,189,745
Denmark − 2.79%
AP Moller - Maersk Class A	986	2,911,061
AP Moller - Maersk Class B	1,692	5,084,398
Genmab †	20,891	7,544,851
		15,540,310
France − 14.17%
Airbus †	106,871	12,895,962
BNP Paribas	133,356	7,620,585
Capgemini	42,924	9,524,970
Cie de Saint-Gobain	107,477	6,394,924
Cie Generale des Etablissements Michelin	53,215	7,211,462
Schneider Electric	61,149	10,266,328
Technip Energies †	436,466	5,322,345
TotalEnergies *	219,929	11,128,310
Vinci	84,920	8,676,504
		79,041,390
Germany − 11.57%
adidas AG	40,061	9,335,257
	Number of shares	Value (US $)
Common Stocks (continued)
Germany (continued)
Bayer	130,449	$ 8,922,594
HeidelbergCement	116,945	6,627,764
HelloFresh †	172,483	7,741,684
Infineon Technologies	197,517	6,682,008
RWE	250,038	10,887,286
SAP	57,828	6,408,970
Siemens	57,383	7,945,671
		64,551,234
Italy − 1.88%
Stellantis	367,373	5,963,433
UniCredit	417,862	4,507,791
		10,471,224
Japan − 13.09%
Inpex	992,300	11,666,810
ORIX	426,251	8,496,273
Sekisui House	372,600	7,207,264
Seven & i Holdings	214,200	10,212,457
Shimadzu	186,400	6,411,137
SMC	13,700	7,658,219
Subaru	476,723	7,571,788
Terumo	173,561	5,251,698
Tokio Marine Holdings *	147,674	8,593,630
		73,069,276
Mexico − 1.61%
Fomento Economico Mexicano ADR	108,590	8,996,682
		8,996,682
Netherlands − 2.85%
ING Groep	610,306	6,372,165
Shell	349,756	9,552,104
		15,924,269
Norway − 1.65%
DNB Bank	405,881	9,176,539
		9,176,539
Republic of Korea − 3.70%
LG	84,864	5,329,305
Samsung Electronics	267,877	15,328,721
		20,658,026
Spain − 1.26%
Banco Bilbao Vizcaya Argentaria *	1,227,848	7,010,927
		7,010,927
Sweden − 1.12%
Epiroc Class A	214,143	4,580,275
Epiroc Class B	93,727	1,692,187
		6,272,462
NQ-IV085 [3/22] 5/22 (2218372)    1

Schedule of investments
Delaware Ivy VIP International Core Equity (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Switzerland − 1.94%
Roche Holding	27,390	$ 10,837,178
		10,837,178
Taiwan − 1.97%
Taiwan Semiconductor Manufacturing	535,000	10,974,734
		10,974,734
United Kingdom − 16.80%
AstraZeneca	35,280	4,678,588
AstraZeneca ADR	119,341	7,917,082
BT Group	3,591,139	8,562,389
Ferguson	49,726	6,736,873
GlaxoSmithKline	680,942	14,733,511
HSBC Holdings	1,439,041	9,829,465
Legal & General Group	1,990,376	7,056,662
Prudential	579,643	8,557,429
TechnipFMC †	371,448	2,878,722
TechnipFMC †	475,576	3,685,714
Tesco	2,508,110	9,080,127
Unilever	132,482	6,015,053
WPP	307,691	4,027,089
		93,758,704
United States − 0.39%
GlaxoSmithKline ADR	50,278	2,190,110
		2,190,110
Total Common Stocks (cost $533,108,460)		544,473,951

Preferred Stock – 1.03%
Germany − 1.03%
Volkswagen 3.05%	33,411	5,741,725
Total Preferred Stock (cost $6,003,010)		5,741,725

Short-Term Investments – 2.49%
Money Market Mutual Fund – 2.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	13,875,503	13,875,503
Total Short-Term Investments (cost $13,875,503)		13,875,503
Total Value of Securities Before Securities Lending Collateral−101.09% (cost $552,986,973)		564,091,179

	Number of shares	Value (US $)

Securities Lending Collateral – 0.72%
Money Market Mutual Fund − 0.72%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	4,019,345	$ 4,019,345
Total Securities Lending Collateral (cost $4,019,345)		4,019,345
Total Value of Securities−101.81% (cost $557,006,318)		568,110,524■
Obligation to Return Securities Lending Collateral — (0.72%)	(4,019,348)
Liabilities Net of Receivables and Other Assets — (1.09%)	(6,054,960)
Net Assets Applicable to 32,803,406 Shares Outstanding — 100.00%	$558,036,216
Summary of abbreviations:
ADR - American Depositary Receipt
AG - Aktiengesellschaft

2    NQ-IV085 [3/22] 5/22 (2218372)

(Unaudited)
The following foreign currency exchange contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	169,743	USD	(127,552)	4/4/22	$—	$(527)
BNYM	BRL	357,328	USD	(74,785)	4/1/22	244	—
BNYM	CAD	512,506	USD	(410,914)	4/1/22	—	(959)
BNYM	CHF	126,313	USD	(136,848)	4/4/22	—	(136)
BNYM	DKK	1,325,915	USD	(197,460)	4/4/22	—	(253)
BNYM	EUR	(2,067,106)	USD	2,306,405	4/1/22	19,607	—
BNYM	EUR	2,104,595	USD	(2,330,906)	4/4/22	—	(2,446)
BNYM	GBP	1,291,218	USD	(1,697,169)	4/1/22	—	(976)
BNYM	GBP	(274,327)	USD	360,137	4/4/22	—	(219)
BNYM	HKD	(2,172,716)	USD	277,457	4/1/22	85	—
BNYM	HKD	856,257	USD	(109,388)	4/4/22	—	(75)
BNYM	JPY	114,596,556	USD	(944,691)	4/4/22	—	(3,312)
BNYM	NOK	1,036,381	USD	(118,038)	4/4/22	—	(324)
BNYM	SEK	736,685	USD	(78,529)	4/4/22	—	(174)
Total Foreign Currency Exchange Contracts						$19,936	$(9,401)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
†	Non-income producing security.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $1,130,118, which represents 0.20% of the Fund's net assets.
■	Includes $30,043,305 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $28,293,188.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
USD – US Dollar
NQ-IV085 [3/22] 5/22 (2218372)    3